INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Production costs
Amortization of intangible assets	$ 239,545	$ 173,032	$ 177,782
Analysis and storage	598	4,496
Commissions and royalties	217,000	127,771	165,013
Import and export expenses	147,392	150,402	241,301
Depreciation property, plant and equipment	3,018,014	2,161,236	1,243,606
Depreciation of leased assets	1,312,849	468,524	249,230
Freight and haulage	927,910	2,427,296	931,592
Employee benefits and social securities	10,015,691	9,973,301	7,750,363
Maintenance	2,134,116	1,195,111	929,600
Energy and fuel	997,066	967,412	555,066
Supplies and materials	1,031,386	1,075,319	773,873
Mobility and travel	143,046	90,848	60,326
Publicity and advertising	233	2,528
Contingencies	66,682
Share-based incentives	1,111,919
Professional fees and outsourced services	1,960,315	2,629,567	1,483,627
Office supplies and registrations fees	242,790	229,500	197,033
Insurance	199,109	230,388	99,001
Information technology expenses	35,526	11,556	1,002
Obsolescence	581,804	1,012,788	849,641
Taxes	285,791	255,227	47,296
Miscellaneous	3,854	41,542	1,387
Production costs	24,672,636	23,227,844	15,756,739
Selling, general and administrative expenses
Amortization intangible assets	5,950,173	6,013,633	1,634,832
Analysis and storage	160,133	700,671
Commissions and royalties	1,745,169	1,396,750	1,661,984
Import and export expenses	734,026	794,561	843,383
Depreciation of property, plant and equipment	2,126,608	2,094,253	2,087,389
Depreciation of leased assets	2,106,107	3,029,049	971,882
Impairment of receivables	753,428	1,327,385	1,598,042
Freight and haulage	11,831,050	9,645,962	9,528,553
Employee benefits and social securities	38,253,407	38,030,033	22,980,983
Maintenance	2,558,352	2,067,672	1,499,107
Energy and fuel	514,422	397,305	53,146
Supplies and materials	3,520,386	1,047,720	2,103,877
Mobility and travel	4,250,764	4,140,153	2,399,260
Publicity and advertising	4,985,955	5,668,569	4,840,864
Contingencies	300,444	221,008	292,732
Share-based incentives	12,512,804	3,278,354	1,381,811
Professional fees and outsourced services	8,759,807	13,498,757	7,792,707
Professional fees related parties	225,950	277,137	389,714
Office supplies and registrations fees	1,601,554	833,430	776,542
Insurance	2,117,158	3,006,387	1,620,959
Information technology expenses	3,692,227	3,087,945	1,863,134
Obsolescence	4,711	53,989
Taxes	14,184,503	11,533,391	10,671,564
Miscellaneous	801,772	858,633	491,347
Total selling, general and administrative expense	123,690,910	113,002,747	77,483,812
Total
Amortization of intangible assets	6,189,718	6,186,665	1,812,614
Analysis and storage	160,731	705,167
Commissions and royalties	1,962,169	1,524,521	1,826,997
Import and export expenses	881,418	944,963	1,084,684
Depreciation of property, plant and equipment	5,144,622	4,255,489	3,330,995
Depreciation of leased assets	3,418,956	3,497,573	1,221,112
Impairment of receivables	753,428	1,327,385	1,598,042
Freight and haulage	12,758,960	12,073,258	10,460,145
Employee benefits and social securities	48,269,098	48,003,334	30,731,346
Maintenance	4,692,468	3,262,783	2,428,707
Energy and fuel	1,511,488	1,364,717	608,212
Supplies and materials	4,551,772	2,123,039	2,877,750
Mobility and travel	4,393,810	4,231,001	2,459,586
Publicity and advertising	4,986,188	5,671,097	4,840,864
Contingencies	367,126	221,008	292,732
Share-based incentives	13,624,723	3,278,354	1,381,811
Professional fees and outsourced services	10,720,122	16,128,324	9,276,334
Professional fees related parties	225,950	277,137	389,714
Office supplies and registrations fees	1,844,344	1,062,930	973,575
Insurance	2,316,267	3,236,775	1,719,960
Information technology expenses	3,727,753	3,099,501	1,864,136
Obsolescence	586,515	1,066,777	849,641
Taxes	14,470,294	11,788,618	10,718,860
Miscellaneous	805,626	900,175	492,734
Total	$ 148,363,546	$ 136,230,591	$ 93,240,551